BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 37.8%
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.6%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	290,000	$230,812	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,270,000	811,657	(a)
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	1,065,000	724,502	(a)
Level 3 Financing Inc., Senior Notes	3.750%	7/15/29	715,000	382,146	(a)

Total Diversified Telecommunication Services				2,149,117

Entertainment - 0.1%
ROBLOX Corp., Senior Notes	3.875%	5/1/30	455,000	390,606	(a)

Interactive Media & Services - 0.6%
Meta Platforms Inc., Senior Notes	4.450%	8/15/52	1,260,000	1,109,916
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	600,000	459,282	(a)
Tencent Holdings Ltd., Senior Notes	3.240%	6/3/50	450,000	296,052	(a)
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	200,000	145,617	(a)
Weibo Corp., Senior Notes	3.375%	7/8/30	520,000	423,368

Total Interactive Media & Services				2,434,235

Media - 0.3%
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	250,000	61,993
Nexstar Media Inc., Senior Notes	4.750%	11/1/28	710,000	632,283	(a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	600,000	569,460	(a)

Total Media				1,263,736

Wireless Telecommunication Services - 1.4%
Kenbourne Invest SA, Senior Notes	6.875%	11/26/24	1,030,000	785,437	(b)
NBN Co. Ltd., Senior Notes	2.625%	5/5/31	775,000	650,430	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	5.152%	3/20/28	2,100,000	2,087,649	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,495,000	1,283,315	(a)
Xiaomi Best Time International Ltd., Senior Notes	3.375%	4/29/30	600,000	489,349	(a)

Total Wireless Telecommunication Services				5,296,180

TOTAL COMMUNICATION SERVICES				11,533,874

CONSUMER DISCRETIONARY - 4.0%
Automobiles - 2.1%
Hyundai Capital America, Senior Notes	2.000%	6/15/28	2,180,000	1,845,533	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	3,570,000	3,369,950	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report	1

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - continued
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	420,000	$380,593	(a)
Stellantis Finance US Inc., Senior Notes	6.375%	9/12/32	2,330,000	2,445,513	(a)

Total Automobiles				8,041,589

Broadline Retail - 0.2%
Alibaba Group Holding Ltd., Senior Notes	4.200%	12/6/47	935,000	740,162

Hotels, Restaurants & Leisure - 1.7%
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	580,000	582,332	(a)
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	1,180,000	1,080,850	(a)
Travel + Leisure Co., Senior Secured Notes	6.625%	7/31/26	490,000	492,406	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,250,000	1,175,554	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	680,000	718,869	(a)
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp., Senior Notes	5.500%	3/1/25	2,480,000	2,436,426	(a)

Total Hotels, Restaurants & Leisure				6,486,437

Leisure Products - 0.0%††
Vista Outdoor Inc., Senior Notes	4.500%	3/15/29	175,000	141,465	(a)

TOTAL CONSUMER DISCRETIONARY				15,409,653

CONSUMER STAPLES - 2.2%
Food Products - 0.3%
Amaggi Luxembourg International Sarl, Senior Notes	5.250%	1/28/28	380,000	338,770	(a)
JBS USA LUX SA/JBS USA Food Co./JBS
USA Finance Inc., Senior Notes	5.125%	2/1/28	335,000	324,147	(a)
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	355,000	291,774	(a)

Total Food Products				954,691

Tobacco - 1.9%
BAT Capital Corp., Senior Notes	7.750%	10/19/32	1,430,000	1,585,635
Philip Morris International Inc., Senior Notes	5.625%	11/17/29	360,000	376,335
Philip Morris International Inc., Senior Notes	5.750%	11/17/32	570,000	598,571
Philip Morris International Inc., Senior Notes	5.375%	2/15/33	2,020,000	2,065,078
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	1,570,000	1,423,482	(a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	1,420,000	1,265,326	(a)

Total Tobacco				7,314,427

TOTAL CONSUMER STAPLES				8,269,118

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 8.7%
Oil, Gas & Consumable Fuels - 8.7%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	960,000	$942,926	(a)
Baytex Energy Corp., Senior Notes	8.750%	4/1/27	1,500,000	1,537,403	(a)
Callon Petroleum Co., Senior Notes	8.000%	8/1/28	1,130,000	1,120,508	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	2.742%	12/31/39	685,000	565,866
Citgo Holding Inc., Senior Secured Notes	9.250%	8/1/24	600,000	601,692	(a)
Civitas Resources Inc., Senior Notes	5.000%	10/15/26	1,150,000	1,082,445	(a)
CNX Resources Corp., Senior Notes	7.250%	3/14/27	1,110,000	1,105,661	(a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,480,000	2,379,069
Diamondback Energy Inc., Senior Notes	6.250%	3/15/33	1,280,000	1,353,494
Ecopetrol SA, Senior Notes	4.125%	1/16/25	685,000	666,917
Ecopetrol SA, Senior Notes	8.875%	1/13/33	590,000	597,670
Ecopetrol SA, Senior Notes	5.875%	5/28/45	340,000	236,300
Energean Israel Finance Ltd., Senior Secured Notes	4.500%	3/30/24	230,000	225,544	(b)
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	2,180,000	1,956,550	(b)
Geopark Ltd., Senior Notes	5.500%	1/17/27	650,000	546,000	(a)
Hess Corp., Senior Notes	7.125%	3/15/33	2,670,000	2,962,013
Leviathan Bond Ltd., Senior Secured Notes	6.125%	6/30/25	1,830,000	1,786,537	(b)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	320,000	300,017	(b)
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	2,310,000	2,248,924	(a)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	4,150,000	3,998,774	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	1,845,000	1,699,088	(a)
PDC Energy Inc., Senior Notes	5.750%	5/15/26	1,090,000	1,062,559
ROCC Holdings LLC, Senior Notes	9.250%	8/15/26	325,000	342,836	(a)
Talos Production Inc., Secured Notes	12.000%	1/15/26	1,120,000	1,197,963
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	1,250,000	1,145,225	(a)
Valero Energy Corp., Senior Notes	3.650%	12/1/51	1,585,000	1,153,493
Var Energi ASA, Senior Notes	7.500%	1/15/28	255,000	264,498	(a)
Var Energi ASA, Senior Notes	8.000%	11/15/32	520,000	554,385	(a)

TOTAL ENERGY				33,634,357

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report	3

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 8.3%
Banks - 1.5%
Banco do Brasil SA, Senior Notes	3.250%	9/30/26	480,000	$444,600	(a)
HSBC Holdings PLC, Senior Notes (4.292% to 9/12/25 then 3 mo. USD LIBOR + 1.348%)	4.292%	9/12/26	600,000	575,044	(c)
NatWest Group PLC, Junior Subordinated Notes (4.600% to 12/28/31 then 5 year Treasury Constant Maturity Rate + 3.100%)	4.600%	6/28/31	340,000	240,159	(c)(d)
Synchrony Bank, Senior Notes	5.400%	8/22/25	2,360,000	2,215,577
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,080,000	894,187	(c)
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then SOFR + 2.250%)	3.000%	6/15/31	2,000,000	1,382,981	(c)

Total Banks				5,752,548

Capital Markets - 5.2%
Antares Holdings LP, Senior Notes	2.750%	1/15/27	645,000	526,064	(a)
Ares Capital Corp., Senior Notes	3.250%	7/15/25	745,000	681,330
Ares Capital Corp., Senior Notes	2.150%	7/15/26	4,294,000	3,687,531
Ares Capital Corp., Senior Notes	2.875%	6/15/28	300,000	246,986
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	500,000	414,133	(a)
Bain Capital Specialty Finance Inc., Senior Notes	2.950%	3/10/26	1,105,000	977,271
Blackstone Secured Lending Fund, Senior Notes	3.650%	7/14/23	90,000	88,732
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	3,480,000	3,158,723
Blackstone Secured Lending Fund, Senior Notes	2.125%	2/15/27	480,000	401,154
Blackstone Secured Lending Fund, Senior Notes	2.850%	9/30/28	250,000	205,405
FS KKR Capital Corp., Senior Notes	3.125%	10/12/28	725,000	594,157
Golub Capital BDC Inc., Senior Notes	2.500%	8/24/26	1,080,000	927,242
Golub Capital BDC Inc., Senior Notes	2.050%	2/15/27	65,000	53,328
Hercules Capital Inc., Senior Notes	2.625%	9/16/26	1,868,000	1,583,038
Main Street Capital Corp., Senior Notes	3.000%	7/14/26	1,215,000	1,060,773
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	560,000	522,628
Owl Rock Capital Corp., Senior Notes	2.625%	1/15/27	365,000	309,118
Owl Rock Core Income Corp., Senior Notes	3.125%	9/23/26	1,300,000	1,129,769
Owl Rock Core Income Corp., Senior Notes	7.750%	9/16/27	510,000	503,402	(a)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - continued
Owl Rock Technology Finance Corp., Senior Notes	4.750%	12/15/25	685,000		$616,258	(a)
Owl Rock Technology Finance Corp., Senior Notes	3.750%	6/17/26	835,000		738,595	(a)
UBS AG, Senior Notes	0.700%	8/9/24	220,000		205,697	(a)
XP Inc., Senior Notes	3.250%	7/1/26	1,405,000		1,212,931	(a)

Total Capital Markets					19,844,265

Consumer Finance - 0.6%
Synchrony Financial, Subordinated Notes	7.250%	2/2/33	1,000,000		883,446
World Acceptance Corp., Senior Notes	7.000%	11/1/26	2,000,000		1,492,490	(a)

Total Consumer Finance					2,375,936

Financial Services - 0.7%
Blue Owl Finance LLC, Senior Notes	3.125%	6/10/31	1,035,000		773,062	(a)
Freedom Mortgage Corp., Senior Notes	8.250%	4/15/25	1,000,000		924,850	(a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	1,070,000		860,954	(a)
Global Payments Inc., Senior Notes	1.200%	3/1/26	360,000		320,468

Total Financial Services					2,879,334

Insurance - 0.3%
Athene Global Funding, Secured Notes	0.914%	8/19/24	1,360,000		1,268,301	(a)

TOTAL FINANCIALS					32,120,384

HEALTH CARE - 0.5%
Health Care Providers & Services - 0.2%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	960,000		928,800	(a)

Life Sciences Tools & Services - 0.2%
Syneos Health Inc., Senior Notes	3.625%	1/15/29	780,000		641,938	(a)

Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	238,000		235,416

TOTAL HEALTH CARE					1,806,154

INDUSTRIALS - 2.7%
Aerospace & Defense - 0.1%
Embraer Netherlands Finance BV, Senior Notes	6.950%	1/17/28	535,000		541,738	(a)

Air Freight & Logistics - 0.1%
FedEx Corp., Senior Notes	0.450%	5/4/29	370,000	EUR	324,011

Commercial Services & Supplies - 0.1%
Harsco Corp., Senior Notes	5.750%	7/31/27	395,000		310,537	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report	5

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction & Engineering - 0.3%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	1,390,000	$1,196,322	(a)

Electrical Equipment - 0.2%
Regal Rexnord Corp., Senior Notes	6.300%	2/15/30	310,000	312,457	(a)
Regal Rexnord Corp., Senior Notes	6.400%	4/15/33	310,000	310,561	(a)

Total Electrical Equipment				623,018

Ground Transportation - 0.1%
Rumo Luxembourg Sarl, Senior Notes	4.200%	1/18/32	675,000	540,560	(a)

Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV, Senior Notes	0.650%	3/11/24	600,000	576,330	(a)

Passenger Airlines - 1.2%
Air Canada Pass-Through Trust	5.250%	4/1/29	1,145,348	1,117,660	(a)
Air Canada Pass-Through Trust	3.300%	1/15/30	307,840	271,853	(a)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	1,190,000	1,185,883	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	715,002	703,446	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,304,750	1,301,834	(a)

Total Passenger Airlines				4,580,676

Professional Services - 0.2%
Block Financial LLC, Senior Notes	3.875%	8/15/30	945,000	813,343

Trading Companies & Distributors - 0.2%
Air Lease Corp., Senior Notes	0.800%	8/18/24	580,000	541,264
Ashtead Capital Inc., Senior Notes	5.500%	8/11/32	420,000	413,410	(a)

Total Trading Companies & Distributors				954,674

TOTAL INDUSTRIALS				10,461,209

INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 0.6%
CommScope Inc., Senior Notes	7.125%	7/1/28	1,830,000	1,351,949	(a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	895,000	841,210	(a)

Total Communications Equipment				2,193,159

Electronic Equipment, Instruments & Components - 1.3%
Jabil Inc., Senior Notes	3.600%	1/15/30	1,600,000	1,445,926
Vontier Corp., Senior Notes	1.800%	4/1/26	2,010,000	1,781,714

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Electronic Equipment, Instruments & Components - continued
Vontier Corp., Senior Notes	2.400%	4/1/28	610,000	$513,520
Vontier Corp., Senior Notes	2.950%	4/1/31	1,590,000	1,274,210

Total Electronic Equipment, Instruments & Components				5,015,370

IT Services - 0.5%
Sabre GLBL Inc., Senior Secured Notes	7.375%	9/1/25	2,200,000	1,967,900	(a)

Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Inc., Senior Notes	1.950%	2/15/28	1,010,000	879,162	(a)
Broadcom Inc., Senior Notes	3.137%	11/15/35	910,000	700,552	(a)
Intel Corp., Senior Notes	4.150%	8/5/32	890,000	858,904
SK Hynix Inc., Senior Notes	2.375%	1/19/31	915,000	685,184	(b)
SK Hynix Inc., Senior Notes	6.500%	1/17/33	200,000	198,721	(a)

Total Semiconductors & Semiconductor Equipment				3,322,523

Software - 0.5%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	1,310,000	1,193,318	(a)
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	1,026,000	911,904	(a)

Total Software				2,105,222

Technology Hardware, Storage & Peripherals - 0.4%
HP Inc., Senior Notes	4.750%	1/15/28	840,000	830,837
Seagate HDD Cayman, Senior Notes	4.125%	1/15/31	1,000,000	838,385

Total Technology Hardware, Storage & Peripherals				1,669,222

TOTAL INFORMATION TECHNOLOGY				16,273,396

MATERIALS - 3.1%
Chemicals - 0.4%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	610,000	490,377	(a)
Mativ Holdings Inc., Senior Notes	6.875%	10/1/26	1,235,000	1,131,319	(a)

Total Chemicals				1,621,696

Containers & Packaging - 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.125%	8/15/26	2,020,000	1,886,387	(a)
Graham Packaging Co. Inc., Senior Notes	7.125%	8/15/28	1,030,000	891,659	(a)
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	1,339,000	1,194,355	(a)
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC, Senior Secured Notes	4.000%	10/15/27	630,000	566,505	(a)

Total Containers & Packaging				4,538,906

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report	7

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 1.5%
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,705,000		$2,610,194	(a)
Glencore Funding LLC, Senior Notes	4.875%	3/12/29	1,020,000		1,008,857	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	2,505,000		2,275,565	(a)

Total Metals & Mining					5,894,616

TOTAL MATERIALS					12,055,218

REAL ESTATE - 0.3%
Specialized REITs - 0.3%
American Tower Corp., Senior Notes	1.600%	4/15/26	405,000		366,475
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Notes	4.250%	1/15/29	780,000		648,277	(a)

TOTAL REAL ESTATE					1,014,752

UTILITIES - 0.8%
Electric Utilities - 0.5%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	855,000		736,121	(a)
DPL Inc., Senior Notes	4.125%	7/1/25	1,285,000		1,228,942

Total Electric Utilities					1,965,063

Gas Utilities - 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	1,220,000		1,197,082

TOTAL UTILITIES					3,162,145

TOTAL CORPORATE BONDS & NOTES (Cost - $156,527,562)					145,740,260

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 20.9%
U.S. Government Obligations - 20.9%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.200%)	4.931%	1/31/25	35,530,000		35,554,155	(c)
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/52	126,210,000		44,819,566

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $79,640,582)					80,373,721

SOVEREIGN BONDS - 13.1%
Brazil - 3.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	81,970,000	BRL	13,780,245

Colombia - 4.7%
Colombian TES, Bonds	7.000%	3/26/31	109,975,000,000	COP	18,181,997

Germany - 1.9%
Bundesrepublik Deutschland Bundesanleihe, Bonds	1.800%	8/15/53	7,600,000	EUR	7,230,577	(b)

Mexico - 2.9%
Mexican Bonos, Bonds	8.000%	7/31/53	227,200,000	MXN	11,177,118

TOTAL SOVEREIGN BONDS (Cost - $50,068,556)					50,369,937

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 9.2%
Bellemeade RE Ltd., 2020-2A M2 (1 mo. USD LIBOR + 6.000%)	10.845%	8/26/30	5,609,821	$5,723,388	(a)(c)
Bellemeade Re Ltd., 2020-3A M2 (1 mo. USD LIBOR + 4.850%)	9.695%	10/25/30	690,000	711,793	(a)(c)
BX Commercial Mortgage Trust, 2021-VOLT F (1 mo. USD LIBOR + 2.400%)	7.084%	9/15/36	260,000	240,016	(a)(c)
Eagle RE Ltd., 2019-1 M2 (1 mo. USD LIBOR + 3.300%)	8.145%	4/25/29	1,609,196	1,615,204	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	9.945%	6/25/50	940,008	997,324	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-HQA4 B1 (1 mo. USD LIBOR + 5.250%)	10.095%	9/25/50	670,437	703,082	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.610%	1/25/34	1,935,000	1,782,594	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B1 (1 mo. USD LIBOR + 4.200%)	9.045%	2/25/47	2,810,000	2,894,397	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-HQA5 B1 (30 Day Average SOFR + 4.000%)	8.560%	11/25/50	1,500,000	1,498,393	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-HQA5 M2R (30 Day Average SOFR + 0.850%)	5.410%	11/25/50	2,712,477	2,678,912	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	6.860%	8/25/33	930,000	916,752	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-HQA1 M2 (30 Day Average SOFR + 2.250%)	6.810%	8/25/33	2,555,000	2,462,900	(a)(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report	9

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1B (30 Day Average SOFR + 3.350%)	7.910%	5/25/42	1,500,000	$1,512,266	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C02 2M2C (1 mo. USD LIBOR + 3.650%)	8.495%	9/25/29	845,000	878,657	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 2M2 (1 mo. USD LIBOR + 2.800%)	7.645%	2/25/30	667,698	679,665	(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R01 2B1 (1 mo. USD LIBOR + 4.350%)	9.195%	7/25/31	60,000	61,877	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	8.945%	7/25/39	676,081	683,870	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	8.245%	10/25/39	115,000	113,251	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	8.095%	1/25/40	1,450,000	1,409,972	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R02 2M2 (1 mo. USD LIBOR + 2.000%)	6.845%	1/25/40	3,750,443	3,728,367	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2022-R01 1M2 (30 Day Average SOFR + 1.900%)	6.460%	12/25/41	4,343,237	4,163,214	(a)(c)
GS Mortgage Securities Corp. Trust, 2019- 70P A (1 mo. USD LIBOR + 1.000%)	5.684%	10/15/36	160,000	151,780	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $36,233,534)				35,607,674

MORTGAGE-BACKED SECURITIES - 3.8%
FHLMC - 2.5%
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52- 10/1/52	9,903,492	9,712,192
FNMA - 1.3%
Federal National Mortgage Association (FNMA)	4.500%	9/1/52	5,036,678	4,939,387

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $14,662,598)				14,651,579

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 0.6%
DT Auto Owner Trust, 2019-2A E	4.460%	5/15/26	805,000	$795,348	(a)
DT Auto Owner Trust, 2021-1A E	2.380%	1/18/28	1,800,000	1,665,378	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,616,429)				2,460,726

SENIOR LOANS - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Entertainment PLC, Third Amendment 2028 Term Loan B	—	7/22/28	995,000	996,343	(f)

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
Sabre GLBL Inc., 2022 Term Loan B2	—	6/30/28	1,462,650	1,261,536	(f)

TOTAL SENIOR LOANS (Cost - $2,340,190)				2,257,879

CONVERTIBLE BONDS & NOTES - 0.5%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
DISH Network Corp., Senior Notes (Cost - $3,563,090)	3.375%	8/15/26	3,949,000	2,053,480

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $345,652,541)				333,515,256

			SHARES
SHORT-TERM INVESTMENTS - 12.5%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $48,142,708)	4.617%		48,142,708	48,142,708	(g)(h)

TOTAL INVESTMENTS - 99.0% (Cost - $393,795,249)				381,657,964

Other Assets in Excess of Liabilities - 1.0%				3,664,187

TOTAL NET ASSETS - 100.0%				$385,322,151

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report	11

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	All or a portion of this loan has not settled as of March 31, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(g)	Rate shown is one-day yield as of the end of the reporting period.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $48,142,708 and the cost was $48,142,708 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EUR	— Euro
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At March 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
Japanese 10-Year Bonds	66	6/23	$72,509,057	$73,627,716	$(1,118,659)

See Notes to Schedule of Investments.

12	BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	840,441	EUR	770,000	HSBC Securities Inc.	5/5/23	$3,727
USD	1,005,473	EUR	930,000	HSBC Securities Inc.	5/5/23	(5,105)
USD	8,478,434	EUR	7,810,000	HSBC Securities Inc.	5/5/23	(8,242)
EUR	2,420,000	USD	2,645,181	JPMorgan Chase & Co.	5/5/23	(15,507)

Net unrealized depreciation on open forward foreign currency contracts						$(25,127)

Abbreviation(s) used in this table:

EUR	— Euro
USD	— United States Dollar

At March 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT2*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.31 Index	$20,141,200		12/20/23	5.000% quarterly	$425,725	$439,402	$(13,677)
Markit CDX.NA.IG.34 Index	14,685,000		6/20/25	1.000% quarterly	136,575	69,696	66,879
Markit iTraxx Europe Index	295,000	EUR	12/20/24	1.000% quarterly	3,516	27	3,489
Markit iTraxx Europe Index	5,150,000	EUR	6/20/25	1.000% quarterly	69,405	62,314	7,091

Total					$635,221	$571,439	$63,782

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report	13

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	BrandywineGLOBAL — Flexible Bond Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Flexible Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

15

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$145,740,260	—	$145,740,260
U.S. Government & Agency Obligations	—	80,373,721	—	80,373,721
Sovereign Bonds	—	50,369,937	—	50,369,937
Collateralized Mortgage Obligations	—	35,607,674	—	35,607,674
Mortgage-Backed Securities	—	14,651,579	—	14,651,579
Asset-Backed Securities	—	2,460,726	—	2,460,726
Senior Loans	—	2,257,879	—	2,257,879
Convertible Bonds & Notes	—	2,053,480	—	2,053,480

Total Long-Term Investments	—	333,515,256	—	333,515,256

Short-Term Investments†	$48,142,708	—	—	48,142,708

Total Investments	$48,142,708	$333,515,256	—	$381,657,964

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,727	—	$3,727
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	77,459	—	77,459

Total Other Financial Instruments	—	$81,186	—	$81,186

Total	$48,142,708	$333,596,442	—	$381,739,150

17

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$1,118,659	—	—	$1,118,659
Forward Foreign Currency Contracts††	—	$28,854	—	28,854
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	13,677	—	13,677

Total	$1,118,659	$42,531	—	$1,161,190

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31, 2022

		Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$17,617,308	$129,142,894	129,142,894	$98,617,494	98,617,494

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$284,601	—	$48,142,708

18